Drilling units (Tables)	6 Months Ended
Jun. 30, 2014
Drilling units [Abstract]
Drilling units

(In US$ millions)	June 30, 2014	December 31, 2013

Cost	$4,997.5	$3,899.0
Accumulated depreciation	(545.3)	(450.7)
Net book value	$4,452.2	$3,448.3